JPMorgan Investor Balanced Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
BLOOMBERG U.S. INTERMEDIATE AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.47%	0.33%	1.45%
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
MSCI EAFE INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	4.73%	5.20%
LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX(Reflects No Deduction for Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.57%	6.45%	6.26%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.33%	5.35%	5.54%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.53%	3.79%	3.95%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.72%	3.75%	3.92%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	8.77%	5.79%	5.58%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.55%	6.59%	6.30%